Shareholders' Equity (Narrative) (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 30, 2009	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 30, 2010 Equity Offering [Member]	Jun. 30, 2010 Repurchase Of Equity Units [Member]	Dec. 31, 2011 Stock Incentive Plan [Member]	Dec. 31, 2010 Stock Incentive Plan [Member]	Dec. 31, 2009 Stock Incentive Plan [Member]	Dec. 31, 2011 Purchase Contract Component Of Equity Units [Member] Minimum [Member]	Dec. 31, 2011 Purchase Contract Component Of Equity Units [Member] Maximum [Member]
Shareholders' Equity [Line Items]
Number of shares outstanding			89,293,127
Common shares sold from treasury stock	14,700,000	3,100,000							14,700,000	3,100,000	300,000	800,000	100,000
Equity units number issued, units	6,600,000
Common shares issued in exchange for equity units		2,300,000
Equity units sold aggregate stated amount	$ 235,000,000
Equity units sold aggregate public offering price	165,000,000
Forward purchase price contract obligation per share	$ 25					$ 25
Undivided beneficial ownership interest	2.50%
Senior notes principal amount	1,000
Senior notes interest rate	8.00%		8.00%
Purchase contract settlement date			April 30, 2012
Senior notes maturity	2014
Shares to be issued under the purchase contract							5,700,000	6,900,000
Closing market price							19.20	16.00
Dividends paid			154,300,000	57,700,000	14,800,000
Fair value of purchase contract per unit at issuance	3.75
Senior notes fair value, per note	$ 21.25
Allocation of underwriting commissions as deferred charges	1.00%
Underwriting commissions paid, total	6.00%
Underwriting commissions allocated to equity forward	5.00%
Payments to equity unit holders		7,400,000
Remaining aggregate interest coupons cost		$ 4
Remaining aggregate interest coupons per unit		3.14
Remaining aggregate interest coupons discount rate		22.00%
Equity units outstanding		4,250,920
Aggregate number of shares repurchased			34,300,000
Aggregate value of shares repurchased			1,473,200,000
Repurchased shares remain in treasury stock			13,500,000	13,800,000										5,700,000	6,900,000
Shares remain to be repurchased			3,188,045
Values of notes at the end of period, years			3
Debt loss on extinguishment				12,000,000
Increase in Total Equity due to repurchases of equity units			$ 57,000,000